Consolidated Statements of Loss and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021 [1]
Consolidated Statements Of Loss And Comprehensive Loss Abstract
Revenue (Note 19)	$ 85,016	$ 45,051
Cost of sales (Note 20)	(72,092)	(84,794)
Depletion and amortization (Note 8)	(21,340)	(15,795)
Care and maintenance costs	(4,500)	(12,733)
Corporate general and administrative (Note 21)	(9,380)	(10,267)
Exploration costs	(3,784)	(3,875)
Accretion on decommissioning provision	(427)	(203)
Interest and financing expense	(1,798)	(4,870)
Foreign exchange gain (loss)	(3,558)	391
Impairment to property, plant and equipment (Note 8)	(13,440)	(55,979)
Loss on metals contract liability (Note 9)	(657)	(20,780)
Other gain on derivatives (Note 10 and 24)	214	1,668
Gain on government loan forgiveness (Note 13)	4,277
Loss before income taxes	(41,469)	(162,186)
Income tax recovery (expense) (Note 22)	(3,718)	1,610
Net loss	(45,187)	(160,576)
Attributable to:
Shareholders of the Company	(43,104)	(157,674)
Non-controlling interests (Note 18)	(2,083)	(2,902)
Net loss	(45,187)	(160,576)
Items that will not be reclassified to net loss
Actuarial gain on post-employment benefit obligations	4,650	2,465
Deferred income taxes	(977)	(1,708)
Items that may be reclassified subsequently to net loss
Foreign currency translation reserve	2,964	(9)
Other comprehensive income	6,637	748
Comprehensive loss	(38,550)	(159,828)
Attributable to:
Shareholders of the Company	(37,936)	(157,705)
Non-controlling interests (Note 18)	(614)	(2,123)
Comprehensive loss	$ (38,550)	$ (159,828)
Loss per share attributable to shareholders of the Company
Basic (in Dollars per share)	$ (0.23)	$ (1.11)
Weighted average number of common shares outstanding
Basic (Note 17) (in Shares)	184,416,034	141,887,984

[1]	Certain fiscal 2021 amounts were adjusted through changes in accounting policies (see Note 5)